Property and Equipment (Details 1) - USD ($) $ in Billions	Nov. 30, 2015	Nov. 30, 2014
North America Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 18.5	$ 18.7
EAA Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	11.7	12.6
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	0.3	0.3
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 0.1	$ 0.1